EQUITY - Share Capital (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allotted, issued and fully paid
Balance at beginning of period	$ 5,141,000,000	$ 4,874,000,000	$ 4,644,000,000
Balance at end of period	$ 5,279,000,000	$ 5,141,000,000	$ 4,874,000,000
Ordinary shares
Share capital
Number of shares authorised	1,223,591	1,223,591	1,223,591
Value of shares authorized	$ 245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Number of shares - Beginning balance	885,207	887,952	890,855
Share options (in shares)	327	350	418
Shares cancelled (in shares)	(649)	(3,095)	(3,321)
Number of shares - Ending balance	884,885	885,207	887,952
Balance at beginning of period	$ 177,000,000	$ 177,000,000	$ 178,000,000
Shares cancelled			(1,000,000)
Balance at end of period	$ 177,000,000	$ 177,000,000	$ 177,000,000
Deferred Shares
Share capital
Number of shares authorised	50	50	50
Allotted, issued and fully paid
Number of shares - Beginning balance	50	50	50
Number of shares - Ending balance	50	50	50
Further distribution to each share of any class other than deferred shares in case of winding up	$ 1,000
Share capital
Share capital
Value of shares authorized	245,000,000	$ 245,000,000	$ 245,000,000
Allotted, issued and fully paid
Balance at beginning of period	177,000,000	177,000,000	178,000,000
Shares cancelled			(1,000,000)
Balance at end of period	$ 177,000,000	$ 177,000,000	$ 177,000,000